Cash and cash equivalents:	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

Note 5 - Cash and cash equivalents:

	December 31,
	2018		2019

Cash and cash held at banks	Ps.	3,743,212	Ps.	3,642,037
Short term investments		841,295		2,550,642

Total cash and cash equivalents	Ps.	4,584,507	Ps.	6,192,679

5.1) Restricted cash and cash equivalents

As of December 31, 2018 and 2019, cash and cash equivalents include funds related to insurance recovery which are restricted until obtaining the work certification indicating that the funds were used for the purpose defined of Ps.44,683 and Ps.138,773,  respectively, as well as the amounts collected as of December 31, 2018 and 2019 by Aerostar for the concept of “Passenger Facility Charge” (PFC) which are restricted to be used to fund investment projects in airport infrastructure previously authorized by the FAA of Ps.2,649 and Ps.26,849, respectively. See Notes 18.6 and 9.